DERIVATIVE FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair values of derivative instruments
Total derivative instruments recorded in Other Assets - Current	$ 2,910,301	$ 8,131,716	$ 7,307,485
Total derivative instruments recorded in Other Liabilities - Current	1,271,592	15,988,091
Derivatives not designated as hedging instruments: | Foreign exchange forward contracts
Fair values of derivative instruments
Total derivative instruments recorded in Other Assets - Current	2,910,301	8,131,716	7,307,485
Total derivative instruments recorded in Other Liabilities - Current	$ 1,271,592	$ 15,988,091